UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7068

Dreyfus Balanced Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS BALANCED FUND
STATEMENT OF FINANCIAL FUTURES
November 30, 2004 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered		(Dpreciation)
	Contracts	by Contracts (s)	Expiration	at 11/30/2004 ($)

Financial Futures Long:
U.S. Treasury 5 year Notes	16	1,755,500	December 2004	0

See notes to financial statements.
DREYFUS BALANCED FUND
Statement of Investments (Unaudited)
November 30, 2004

Common Stocks-62.7%	Shares		Value

Consumer Discretionary-7.1%
Carnival	13,700		726,237
Comcast, Cl. A	16,745	[a]	503,020
Disney (Walt)	24,000		645,120
DreamWorks Animation SKG, Cl. A	1,900	[a]	70,224
Federated Department Stores	8,400		460,320
Hilton Hotels	46,300		956,558
Home Depot	24,000		1,002,000
International Game Technology	8,700		307,545
Lamar Advertising	10,800	[a]	425,952
Liberty Media	30,800	[a]	318,164
PetSmart	9,900		339,273
Staples	22,900		730,739
Target	8,600		440,492
Time Warner	35,500	[a]	628,705
Univision Communications, Cl. A	11,500	[a]	346,150
Viacom, Cl. B	20,165		699,725
			8,600,224

Consumer Staples-5.3%
Altria Group	23,000		1,322,270
Dean Foods	11,200	[a]	354,704
General Mills	5,000		227,450
Kellogg	10,000		437,000
PepsiCo	29,300		1,462,363
Procter & Gamble	18,600		994,728
Wal-Mart Stores	30,000		1,561,800
			6,360,315

Energy-5.2%
Anadarko Petroleum	10,500		730,800
BP, ADR	6,900		423,315
ChevronTexaco	22,300		1,217,580
ConocoPhillips	6,000		545,940
Exxon Mobil	65,800		3,372,250
			6,289,885

Financial-12.7%
American Express	8,000		445,680
American International Group	21,351		1,352,586
Axis Capital Holdings	9,000		234,540
Bank of America	35,924		1,662,203
Bank of New York	12,500		411,375
Capital One Financial	6,400		502,912
Citigroup	45,733		2,046,552
Countrywide Financial	33,498		1,112,469
Federal National Mortgage Association	14,400		989,280
Fidelity National Financial	14,300		613,327

Fifth Third Bancorp	7,200		362,592
Goldman Sachs Group	8,200		859,032
J.P. Morgan Chase & Co.	27,380		1,030,857
Merrill Lynch	10,500		584,955
Morgan Stanley	11,400		578,550
Wachovia	12,200		631,350
Wells Fargo	17,800		1,099,506
Willis Group Holdings	19,900		753,215
			15,270,981
Health Care-8.7%
Abbott Laboratories	8,700		365,052
Bard (C.R.)	4,000		239,640
Bristol-Myers Squibb	27,100		636,850
Community Health Systems	11,000	[a]	304,150
Genzyme	10,900	[a]	610,509
Gilead Sciences	11,300	[a]	389,398
Guidant	4,000		259,320
Hospira	14,400	[a]	464,112
Johnson & Johnson	22,200		1,339,104
Lilly (Eli) & Co.	8,300		442,639
Medtronic	8,400		403,620
Novartis, ADR	18,500		888,925
PacifiCare Health Systems	7,000	[a]	338,800
Pfizer	69,400		1,927,238
Schering-Plough	62,900		1,122,765
Thermo Electron	25,000	[a]	756,250
			10,488,372

Industrial-7.6%
AMR	21,500	[a]	194,145
Caterpillar	9,000		823,950
Danaher	9,000		511,920
Eaton	17,500		1,179,500
Emerson Electric	17,400		1,162,668
General Electric	84,100		2,973,776
3M	8,000		636,720
Tyco International	15,100		512,947
United Parcel Service, Cl. B	9,000		757,350
United Technologies	4,400		429,352
			9,182,328

Information Technology-10.7%
Accenture	16,500	[a]	428,010
Altera	9,500	[a,b]	215,460
Amdocs	16,600	[a]	429,110
Cisco Systems	46,900	[a]	877,499
Computer Sciences	9,100	[a]	492,310
Dell	32,100	[a]	1,300,692
First Data	8,800		361,592
Intel	44,600		996,810
International Business Machines	20,300		1,913,072
Microsoft	89,900		2,410,219
Motorola	14,200		273,492

National Semiconductor	22,100		341,666
Oracle	70,600	[a]	893,796
QUALCOMM	11,600		482,792
SunGard Data Systems	16,200	[a]	429,462
Texas Instruments	12,600		304,668
VeriSign	23,000	[a]	756,700
			12,907,350

Materials-1.8%
Air Products & Chemicals	13,200		755,700
du Pont (E.I.) de Nemours	26,600		1,205,512
Sigma-Aldrich	3,900		232,947
			2,194,159

Telecommunication Services-1.7%
SBC Communications	50,200		1,263,534
Verizon Communications	20,400		841,092
			2,104,626

Utilities-1.9%
Consolidated Edison	9,000		394,650
Dominion Resources	6,100		399,367
Exelon	10,100		421,271
FPL Group	5,000		351,650
KeySpan	6,600		260,832
Southern	13,200		432,828
			2,260,598

Total Common Stocks			75,658,838
(cost $63,042,256)

	Principal
Bonds and Notes-34.1%	Amount ($)		Value ($)

Airlines-0.%
US Airways,
Enhanced Equipment Notes,
Ser. C, 8.93%, 10/15/2009	114,798	[c]	11

Asset-Backed Certificates-Credit Cards-.7%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 7/15/2014	343,000		378,304
Saxon Asset Securities Trust,
Ser. 2004-2, Cl AF2, 4.15%, 08/25/35	441,000		440,733
			819,037

Auto Manufacturing-.1%
General Motors,
Sr. Notes, 8.375%, 7/15/2033	120,000		122,487

Banks-.5%
Bank of America,
Sr. Notes, 4.375%, 12/1/2010	665,000		664,291

Commerical Services-.4%
Pitney Bowes,
Notes, 4.75%, 5/15/2018	495,000		471,095

Computers-.1%
International Business Machines,
Sr. Notes, 4.75%, 11/29/2012	65,000		65,498

Consumer Products-.2%
Kimberly-Clark,
Notes, 5%, 8/15/2013	260,000		265,406

Diversified Financial Services-.6%
Boeing Capital,
Bonds, 5.8%, 1/15/2013	80,000		85,262
Ford Motor Credit:
Notes, 2.07%, 3/13/2007	55,000	[d]	54,109
2.79%, 9/28/2007	160,000	[d]	158,842
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	245,000		236,711
Goldman Sachs,
Notes, 3.875%, 1/15/2009	250,000	[b]	248,429
			783,353

Electric-.4%
Public Service Company of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 3/1/2013	149,000		149,622
TXU Energy,
Sr. Notes, 7%, 3/15/2013	300,000		332,699
			482,321
Electrical Components & Equipment-.2%
Emerson Electric,
Bonds, 4.5%, 5/1/2013	200,000		196,355

Financial-.2%
GMAC,
Notes, 6.75%, 2014	203,000		200,600

Food & Beverages-.2%
Miller Brewing,
Notes, 4.25%, 8/15/2008	135,000	[e]	135,851
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 3/1/2029	95,000		111,597
			247,448

Forest Products And Paper-.0%
International Paper,
Notes, 5.85%, 10/30/2012	55,000		58,218

Insurance-.2%
Aspen Insurance,
Sr. Notes, 6%, 8/15/2014	220,000	[e]	218,454

Chubb,
Notes, 6%, 11/15/2011	70,000		74,631
			293,085
Mining & Metals-.0%
Alcoa,
Notes, 4.25%, 8/15/2007	55,000		55,959

Oil & Gas-.1%
ConocoPhillips,
Notes, 4.75%, 10/15/2012	115,000		116,181

Real Estate-.1%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	80,000		89,654

Residential Mortgage Pass- Through Certificates-1.8%
Argent Securities,
Ser. 2004-W5, Cl. AF4, 4.01%, 4/25/2034	500,000		493,293
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	981,426		1,012,731
Freddie Mac,
Ser. 2586, Cl. WE, 4%, 12/15/2032	74,142		73,991
Residential Asset Mortgage Products
Ser. 2003-RS8, Cl. A4, 4.223%, 9/25/2028	625,000		627,564
			2,207,579
Restaurants-.3%
Tricon Global,
Sr. Notes, 8.875%, 2011	270,000		331,810

Structured Index-1.8%
Morgan Stanley Traded Custody Receipts:
Ser. 2002-1, 5.878%, 3/1/2007	2,146,000	[e,f]	2,230,070

Telecommunications-.9%
British Telecommunications,
Notes, 8.375%, 12/15/2010	266,000		317,155
Knight-Ridder,
Notes, 4.625%, 2014	296,000		288,413
Sprint Capital,
Notes, 6%, 1/15/2008	211,000		225,265
Verizon Florida,
Debs., 6.125%, 1/15/2013	143,000	[b]	150,671
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	45,000		46,729
			1,028,233
U.S. Government-11.0%
U.S. Treasury Notes:
7.5%, 2/15/2005	2,137,000		2,163,542
U.S. Treasury Inflation Indexed Bonds:
0.875%, 4/15/2010	4,522,513		4,482,901
U.S Treasury Inflation Protection Securities:
3.375%, 4/15/2032	1,070,850		1,362,005
2%, 7/15/2014	5,110,388		5,233,321

			13,241,769
U.S. Government Agencies/Mortgage-Backed-14.3%
Federal Home Loan Mortgage Corp.:
Mortgage Backed:
5.5%, 7/1/2034-9/1/2034	55,287		56,448 *
6.5%, 5/1/2032	63,155		66,274
REMIC, Gtd. Multiclass Mortgage Participation Cfts.:
Ser. 2612, Cl. LJ, 4%, 7/15/2022	476,072		479,176
Ser. 2693, Cl. MH, 4%, 9/15/2027	500,000		482,837
Federal National Mortgage Association:
Mortgage Backed:
5.5%, 4/1/2033-9/1/2034	2,082,578		2,110,518
6%, 51/1/2033-9/1/2034	573,757		593,939
6.88% 2/1/2028	921,150		1,017,530
8%, 1/1/2030-11/1/2030	371,258		403,452
Government National Mortgage Association I:
Mortgage Backed:
5.5%, 12/1/2030-6/15/2034	3,346,404	[g]	3,404,796
6%, 12/15/31-2/15/2034	8,230,465	[g]	8,520,179
6.5%, 6/15/2032	81,322		85,796
			17,220,945

Total Bonds and Notes
(cost $41,508,829)			41,191,405

Other Investments-5.7%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,837,000)	6,837,000	[h]	6,837,000

Investment Of Cash Collateral
for Securities Loaned-.6%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Money Market Fund
(cost $642,800)	642,000	[h]	642,000

Total Investments(cost $112,030,885)	103.1%		124,329,243

Liabilities, Less Cash and Receivables	(3.1%)		(3,715,051)

Net Assets	100.0%		120,614,192

a Non-income producing.
b All or a portion of these securities are on loan. At October 31, 2004, the total market value of the fund's securities on loan is
$614,560 and the total market value of the collateral held by fund is $642,000.
c	Non-income producing--security in default.
d	Variable rate security- interest rate subject to periodic change.
e Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities have been determined to be liqiud by the Board of Directors. These securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
At November 30, 2004 these securities amount to $2,584,375 or 2.14% of the net assets.

f Security linked to a portfolio of investment grade debt securities.
g Purchase on a forward commitment basis.
h Investments in affiliated money market mutual funds
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Balanced Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)